Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

September 6, 2013

Via EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:       Wells Fargo Funds Trust (the “Trust”)

No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data relating to the Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio (the “Portfolio”). The interactive data relates to summary information that mirrors the Portfolio’s summary information in its prospectus  supplement dated August 16, 2013 (SEC Accession No. 0001081400-13-000402). The 497(e) is being filed for the sole purpose of submitting the XBRL exhibit for the Portfolio.

If you have any questions, please contact me at (617) 210-3662.

Very truly yours,

  /s/ Brian J. Montana

Brian J. Montana

Senior Counsel